Cover	Aug. 11, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Aug. 11, 2025
Entity File Number	001-31540
Entity Registrant Name	FLEXIBLE SOLUTIONS INTERNATIONAL INC.
Entity Central Index Key	0001069394
Entity Tax Identification Number	71-1630889
Entity Incorporation, State or Country Code	A0
Entity Address, Address Line One	6001 54 Ave.
Entity Address, City or Town	Tabor
Entity Address, State or Province	AB
Entity Address, Postal Zip Code	T1G 1X4
City Area Code	(403)
Local Phone Number	223-2995
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FSI
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false